5. OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
OPERATING SEGMENTS

5. OPERATING SEGMENTS

The operating segments of the Company reflect their management and their organizational structure, used to monitoring its results.

The tables below show segment information for 2019, 2018 and 2017:

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2019
DESCRIPTION	ENERGY			GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
SEGMENT ASSETS	14,749	4,113	25,616	2,689	3,887	(1,128)	49,926
INVESTMENTS IN SUBSIDIARIES AND JOINTLY–CONTROLLED ENTITIES	4,133	1,237	–	–	30	–	5,400
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE	–	–	1,258	–	–	–	1,258
ADDITIONS TO THE SEGMENT	102	221	936	934	9	–	2,202
CONTINUING OPERATIONS
NET REVENUE	6,882	714	15,919	1,858	324	(307)	25,390
COST OF ENERGY AND GAS
Energy bought for resale	(3,841)	–	(7,517)	–	–	72	(11,286)
Charges for use of the national grid	(190)	–	(1,459)	–	–	223	(1,426)
Gas bought for resale	–	–	–	(1,436)	–	–	(1,436)
Total	(4,031)	–	(8,976)	(1,436)	–	295	(14,148)
OPERATING COSTS AND EXPENSES
Personnel	(208)	(115)	(869)	(46)	(34)	–	(1,272)
Employees’ and managers’ profit sharing	(36)	(27)	(183)	–	(17)	–	(263)
Post–employment obligations	(50)	(38)	(276)	–	(44)	–	(408)
Materials	(17)	(6)	(63)	(2)	(3)	–	(91)
Outsourced services	(125)	(45)	(1,016)	(20)	(40)	7	(1,239)
Depreciation and amortization	(210)	(5)	(652)	(86)	(5)	–	(958)
Operating provisions (reversals)	(975)	(134)	(1,102)	(2)	(188)	–	(2,401)
Construction costs	–	(221)	(936)	(43)	–	–	(1,200)
Other operating expenses, net	(176)	(20)	(298)	(10)		5	(499)
Total cost of operation	(1,797)	(611)	(5,395)	(209)	(331)	12	(8,331)
OPERATING COSTS AND EXPENSES	(5,828)	(611)	(14,371)	(1,645)	(331)	307	(22,479)
Equity in earnings of unconsolidated investees, net	(88)	214	–	–	(1)	–	125
Dividends declared by investee classified as held for sale	–	–	73	–	–	–	73
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	966	317	1,621	213	(8)	–	3,109
Finance income	1,282	98	1,535	21	271	–	3,207
Finance expenses	(1,035)	(115)	(632)	(46)	(19)	–	(1,847)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,213	300	2,524	188	244	–	4,469
Income tax and social contribution tax	(551)	(36)	(806)	(47)	(125)	–	(1,565)
NET INCOME FROM CONTINUING OPERATIONS	662	264	1,718	141	119	–	2,904
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS	–	–	224	–	–	–	224
NET INCOME (LOSS) FOR THE YEAR	662	264	1,942	141	119	–	3,128
Equity holders of the parent	662	264	1,942	140	119	–	3,127
Non–controlling interests	–	–	–	1	–	–	1
	662	264	1,942	141	119	–	3,128

The following is a breakdown of the revenue of the Company by activity:

2019	ENERGY			GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,038	–	19,967	–	–	(77)	26,928
Revenue from Use of Distribution Systems (the TUSD charge)	–	–	2,746	–	–	(24)	2,722
CVA and Other financial components in tariff adjustment	–	–	58	–	–	–	58
Transmission concession revenue	–	703	–	–	–	(199)	504
Transmission construction revenue	–	220	–	–	–	–	220
Transmission assets - indemnity revenue	–	156	–	–	–	–	156
Distribution construction revenue	–	–	937	43	–	–	980
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	–	–	18	–	–	–	18
Gain on inflation updating of Concession Grant Fee	318	–	–	–	–	–	318
Transactions in energy on the CCEE	439	–	(7)	–	–	–	432
Supply of gas	–	–	–	2,298	–	–	2,298
Fine for violation of continuity indicator	–	–	(58)	–	–	–	(58)
PIS/Pasep and Cofins taxes credits over ICMS	414	–	830	–	184	–	1,428
Other operating revenues	81	27	1,469	–	152	(7)	1,722
Sector / Regulatory charges reported as Deductions from revenue	(1,408)	(392)	(10,041)	(483)	(12)	–	(12,336)
Net operating revenue	6,882	714	15,919	1,858	324	(307)	25,390

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2018
DESCRIPTION	ENERGY			GAS	TELECOM*	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION

SEGMENT ASSETS	14,671	3,862	37,840	1,822	10	2,607	(957)	59,855
INVESTMENTS IN SUBSIDIARIES AND JOINTLY–CONTROLLED ENTITIES	4,055	1,163	–	–	–	17	–	5,235
ADDITIONS TO THE SEGMENT	559	96	856	70	9	–	–	1,590
CONTINUING OPERATIONS
NET REVENUE	6,374	675	13,757	1,619	–	134	(293)	22,266
COST OF ENERGY AND GAS
Energy bought for resale	(3,917)	–	(7,238)	–	–	–	71	(11,084)
Charges for use of the national grid	(216)	–	(1,463)	–	–	–	200	(1,480)
Gas bought for resale				(1,238)				(1,238)
Total	(4,133)	–	(8,701)	(1,238)	–	–	271	(13,802)
OPERATING COSTS AND EXPENSES
Personnel	(230)	(108)	(965)	(60)	(18)	(29)	–	(1,410)
Employees’ and managers’ profit sharing	(10)	(7)	(51)	–	–	(10)	–	(77)
Post–employment obligations	(46)	(27)	(224)	–	–	(41)	–	(337)
Materials	(39)	(4)	(58)	(2)	(1)	–	–	(104)
Outsourced services	(123)	(40)	(880)	(20)	(9)	(30)	15	(1,087)
Depreciation and amortization	(164)	–	(595)	(74)	(1)	(1)	–	(835)
Operating provisions (reversals)	(107)	(12)	(332)	2	1	(18)	–	(466)
Construction costs	–	(96)	(757)	(45)	–	–	–	(897)
Other operating expenses, net	(65)	(17)	(203)	(13)	(3)	(109)	7	(405)
Total cost of operation	(784)	(311)	(4,065)	(212)	(31)	(238)	22	(5,618)
OPERATING COSTS AND EXPENSES	(4,917)	(311)	(12,766)	(1,450)	(31)	(238)	293	(19,420)
Equity in earnings of unconsolidated investees, net	(353)	231	33	–	(1)	(14)	–	(104)
Remeasurement of previously held equity interest in subsidiaries acquired	80	–	(52)	–	–	(147)	–	(119)
Impairment of investments	(127)	–	–	–	–	–	–	(127)
OPERATING INCOME
BEFORE FINANCE INCOME
(EXPENSES)	1,057	595	972	169	(32)	(265)	–	2,496
Finance income	1,113	61	434	84	1	13	–	1,706
Finance expenses	(1,536)	(5)	(621)	(38)	(5)	(19)	–	(2,224)
INCOME BEFORE INCOME
TAX AND SOCIAL
CONTRIBUTION TAX	634	651	785	215	(36)	(271)	–	1,978
Income tax and social contribution tax	(276)	(122)	(217)	(53)	12	57	–	(599)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	358	529	568	162	(24)	(214)	–	1,379
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS	11	–	62	–	290	–	–	363
NET INCOME (LOSS) FOR THE YEAR	369	529	630	162	266	(214)	–	1,742
Equity holders of the parent	361	529	599	161	266	(216)	–	1,700
Non–controlling interests	8	–	31	1	–	2	–	42
	369	529	630	162	266	(214)	–	1,742

(*)	On March 31, 2018 Cemig Telecom assets and liabilities were merged into the Company.

The following is a breakdown of the revenue of the Company by activity:

	ENERGY			GAS	OTHER	ELIMINATIONS	TOTAL
2018	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,065	–	17,885	–	–	(78)	24,872
Revenue from Use of Distribution Systems (the TUSD charge)	–	–	2,067	–	–	(22)	2,045
CVA and Other financial components in tariff adjustment	–	–	1,973	–	–	–	1,973
Transmission concession revenue	–	589	–	–	–	(178)	411
Transmission construction revenue	–	96	–	–	–	–	96
Transmission assets – indemnity revenue	–	250	–	–	–	–	250
Generation assets – indemnity revenue	55	–	–	–	–	–	55
Distribution construction revenue	–	–	757	45	–	–	802
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	–	–	–	–	–	–	–
Gain on inflation updating of Concession Grant Fee	321	–	–	–	–	–	321
Transactions in energy on the CCEE	217	–	–		–	–	217
Supply of gas	–	–	–	1,995	–	–	1,995
Fine for violation of continuity indicator	–	–	(44)	–	–	–	(44)
Other operating revenues	82	29	1,345	–	144	(15)	1,585
Sector / Regulatory charges reported as Deductions from revenue	(1,366)	(288)	(10,226)	(421)	(11)	–	(12,312)
Net operating revenue	6,374	676	13,757	1,619	133	(293)	22,266

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
	ENERGY			TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
DESCRIPTION	GENERATION	TRANSMISSION	DISTRIBUTION
SEGMENT ASSETS	14,366	3,955	20,021	347	2,000	1,582	(32)	42,239
INVESTMENTS IN SUBSIDIARIES AND JOINTLY–CONTROLLED ENTITIES	4,723	1,122	1,918	–	–	29	–	7,792
ADDITIONS TO THE SEGMENT	308	25	1,083	47	56	1	–	1,520
NET REVENUE	7,190	777	12,312	127	1,482	112	(288)	21,712
COST OF ENERGY AND GAS
Energy bought for resale	(4,209)	–	(6,783)	–	–	–	73	(10,919)
Charges for use of the national grid	(353)	–	(1,002)	–	–	–	181	(1,174)
Gas bought for resale	–	–	–	–	(1,071)	–	–	(1,071)
Operational costs, total	(4,562)	–	(7,785)	–	(1,071)	–	254	(13,164)
OPERATING COSTS AND EXPENSES
Personnel	(281)	(106)	(1,123)	(20)	(56)	(41)	–	(1,627)
Employees’ and managers’ profit sharing	(1)	–	(3)	–	–	(1)	–	(5)
Post–employment obligations	39	19	180	–	–	(9)	–	229
Materials	(11)	(4)	(43)	–	(2)	(1)	–	(61)
Raw materials and inputs for production of energy	(10)	–	–	–	–	–	–	(10)
Outsourced services	(127)	(31)	(785)	(28)	(17)	(16)	30	(974)
Depreciation and amortization	(176)	–	(567)	(35)	(71)	(1)	–	(850)
Operating provisions (reversals)	(139)	(10)	(469)	(1)	(2)	(233)	–	(854)
Construction costs	–	(25)	(1,045)	–	(49)	–	–	(1,119)
Other operating expenses, net	(117)	(11)	(408)	(23)	(15)	187	4	(383)
Total cost of operation	(823)	(168)	(4,263)	(107)	(212)	(115)	34	(5,654)
OPERATING COSTS AND EXPENSES	(5,385)	(168)	(12,048)	(107)	(1,283)	(115)	288	(18,818)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	1,805	609	264	20	199	(3)	–	2,894
Equity in earnings of unconsolidated investees, net	(519)	234	42	(2)	–	(7)	–	(252)
Finance income	226	9	397	3	49	120	–	804
Finance expenses	(1,161)	(3)	(815)	(15)	(43)	237	–	(1,800)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	351	849	(112)	6	205	347	–	1,646
Income tax and social contribution tax	(257)	(189)	31	(3)	(71)	(155)	–	(644)
NET INCOME (LOSS) FOR THE YEAR	94	660	(81)	3	134	192	–	1,002
OTHER COMPREHENSIVE INCOME
Items that will not be reclassified to profit or loss
Post retirement liabilities – restatement of obligations of the defined benefit plans, net of taxes	(47)	(23)	(145)	–	–	(46)	–	(261)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly–controlled entity, net of tax	–	–	–	–	–	(3)	–	(3)
	(47)	(23)	(145)	–	–	(49)	–	(264)
Items that may be reclassified to profit or loss
Equity gain on Other comprehensive income, in subsidiary and jointly–controlled entity, relating to fair value of financial asset available for sale, net of tax	(34)	–	–	–	–	(4)	–	(38)
	(34)	–	–	–	–	(4)	–	(38)
COMPREHENSIVE INCOME FOR THE YEAR	13	637	(226)	3	134	139	–	700
Equity holders of the parent	13	637	(226)	3	133	139	–	699
Non–controlling interests	–	–	–	–	1	–	–	1
	13	637	(226)	3	134	139	–	700

The following is a breakdown of the revenue of the Company by activity:

	ENERGY			TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
2017	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,340	–	16,442	–	–		(81)	23,701
Revenue from Use of Distribution Systems (the TUSD charge)	–	–	1,643	–	–	–	(32)	1,611
CVA and Other financial components in tariff adjustment	–	–	988	–	–	–	–	988
Transmission concession revenue	–	519	–	–	–	–	(148)	371
Transmission construction revenue	–	25	–	–	–	–	–	25
Transmission assets - indemnity revenue	–	373	–	–	–	–	–	373
Generation assets - indemnity revenue	271	–	–	–	–	–	–	271
Distribution construction revenue	–	–	1,045	–	49	–	–	1,094
Adjustment to expectation from reimbursement of distribution concession financial assets	–	–	9	–	–	–	–	9
Gain on inflation updating of concession grant fee	317	–	–	–	–	–	–	317
Transactions in energy on the CCEE	860	–	–	–	–	–	–	860
Supply of gas	–	–	–	–	1,759	–	–	1,759
Other operating revenues	37	9	1,175	168	1	120	(26)	1,484
Sector / Regulatory charges reported as Deductions from revenue	(1,430)	(167)	(9,177)	(41)	(327)	(9)	–	(11,151)
Net operating revenue	7,395	759	12,125	127	1,482	111	(287)	21,712

For further details of operating revenue, see Note 29.